Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 207,000	$ 0
Gain On Reduction Of Contingent Obligations	$ 5,100,000